Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Schedule of net defined benefit liability and its components

	2021		2020	2019

Balance at January 01	Ps.	1,678	1,630	1,355

Included in profit or loss:
Current service cost		614	425	424
Interest cost		101	114	123

Net cost of the period		715	539	547

Included in other comprehensive income:
Actuarial loss (gain)		(83)	1,199	(102)
Income tax effect		—	(360)	26

Other:

Benefits paid		(217)	(1,330)	(196)

Balance as of December 31, 2021	Ps.	2,093	1,678	1,630

Schedule of principal actuarial assumptions

	2021	2020	2019

Financial:
Future salary growth	5.0%	4.0%	4.5%
Discount rate	7.6%	6.1%	7.1%

Demographic:
Number of employees	1,272	1,294	654
Age average	32 years	31 years	35 years
Longevity average	2 years	2 years	3 years

Schedule of sensitivity analysis

	Effects as of		Effects as of	Effects as of
	December 31,		January 03,	December 31,
	2021		2021	2019

Increase / decrease in the discount rate
+ 0.50%	Ps.	156	126	(127)
- 0.50%		(174)	(141)	115